Investment Strategy - PaPacer US Small Cap Cash Cows Growth Leaders ETF	Jun. 04, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Fund is classified as “diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). However, the Fund may become “non-diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index.